Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 70,328	$ 29,427
Fair value measurements, Total	384,685	60,544
Time deposits [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Cash equivalent, time deposits with original maturities less than three months	314,357	31,117
Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	70,328	29,427
Significant other observable inputs (Level 2) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Total	384,685	60,544
Significant other observable inputs (Level 2) [Member] | Time deposits [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Cash equivalent, time deposits with original maturities less than three months	314,357	31,117
Significant other observable inputs (Level 2) [Member] | Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 70,328	$ 29,427